Held for sale - Additional information (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of property, plant and equipment [domain]
Assets and Liabilities Held for Sale [line items]
Assets classified as held for sale	£ 0	£ 2